Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

4. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30, 2023	As of December 31, 2022
Accrued salaries and payroll liabilities	$222,411	$169,337
Rebate liability	30,255	26,015
Commissions	22,534	9,720
Franchise tax	4,999	400
Deferred income and deposit (sublease)	4,445	14,168
Accrued interest	153	222
Other	14,996	86,302
Accrued expenses and other current liabilities	$299,793	$306,164

4.    Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	Years Ended December 31,
	2022	2021

Accrued salaries and payroll liabilities	$169,337	$12,449
Rebate liability	26,015	23,010
Deferred income and deposit (sublease)	14,168	13,690
Commissions	9,720	29,120
Franchise tax	400	9,300
Accrued interest	222	26,301
Other	86,302	26,748
Accrued expenses and other current liabilities	$306,164	$140,618